Share Capital	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Share Capital
42	SHARE CAPITAL

	2019	2018
	RMB million	RMB million
Registered, issued and fully paid of RMB1.00 each

A shares listed on the Shanghai Stock Exchange (“A Shares”)	11,202	9,808
– Tradable shares with trading moratorium	1,394	—
– Tradable shares without trading moratorium	9,808	9,808

H shares listed on the Stock Exchange of Hong Kong Limited (“H Shares”)	5,177	4,659
– Tradable shares with trading moratorium	518	—
– Tradable shares without trading moratorium	4,659	4,659

	16,379	14,467

Pursuant to articles 50 and 51 of the Company’s articles of association, both the listed A shares and listed H shares are registered ordinary shares and carry equal rights.
A summary of movements in the Company’s share capital is as follows:

Number of shares in issue
million
At December 31, 2018 and January 1, 2019	14,467
Issue of shares ( n ote(a))	1,912

At December 31, 2019	16,379

Note(a)
According to the approval of China Securities Regulatory Commission, the Company completed the non-public issuance of 518 million H shares to Shanghai Juneyao Airlines Hong Kong Co., Ltd. on August 29, 2019, raising a total of RMB2,002 million in net funds. The Company also completed the non-public issuance of 1,394 million A shares to four specific investors, including Shanghai Juneyao Airlines Co., Ltd. on August 30, 2019, raising a total of RMB7,440 million in net funds.